Stock Option Liabilities - Schedule of Continuity of Derivative Stock Option Liabilities (Details) - DevvStream Corp [Member] - Stock Option Liabilities [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Continuity of Derivative Stock Option Liabilities [Line Items]
Beginning Balance	$ 32,042	$ 133,465
Stock options fair value upon change De-SPAC transaction (Note 4)		330,090
Change in fair value of stock option liabilities	(101,423)	(196,625)
Ending Balance	$ 32,042	$ 133,465